Goodwill and Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Opening balance	$ 120,789
Closing balance	63,577	$ 120,789
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	217,389	80,261
Additions		137,025
Effect of change in exchange rates	90	103
Closing balance	217,479	217,389
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(96,600)	(66,684)
Effect of change in exchange rates	(24)	(60)
Amortization charge	(57,278)	(29,856)
Closing balance	(153,902)	(96,600)
Patents, Trademarks and Other Rights
Disclosure of detailed information about intangible assets [line items]
Opening balance	18,703
Closing balance	11,713	18,703
Patents, Trademarks and Other Rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	21,745	220
Additions		21,525
Effect of change in exchange rates	0	0
Closing balance	21,745	21,745
Patents, Trademarks and Other Rights | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(3,042)	(135)
Effect of change in exchange rates	0	0
Amortization charge	(6,990)	(2,907)
Closing balance	(10,032)	(3,042)
Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Opening balance	56,201
Closing balance	35,079	56,201
Acquired developed technology | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	133,329	75,926
Additions		57,300
Effect of change in exchange rates	90	103
Closing balance	133,419	133,329
Acquired developed technology | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(77,128)	(62,480)
Effect of change in exchange rates	(24)	(60)
Amortization charge	(21,188)	(14,588)
Closing balance	(98,340)	(77,128)
Employee Contracts
Disclosure of detailed information about intangible assets [line items]
Opening balance	0
Closing balance	0	0
Employee Contracts | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	3,631	3,631
Additions		0
Effect of change in exchange rates	0	0
Closing balance	3,631	3,631
Employee Contracts | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(3,631)	(3,631)
Effect of change in exchange rates	0	0
Amortization charge	0	0
Closing balance	(3,631)	(3,631)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening balance	45,885
Closing balance	16,785	45,885
Customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	58,684	484
Additions		58,200
Effect of change in exchange rates	0	0
Closing balance	58,684	58,684
Customer relationships | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(12,799)	(438)
Effect of change in exchange rates	0	0
Amortization charge	(29,100)	(12,361)
Closing balance	$ (41,899)	$ (12,799)